Fair Value of Assets and Liabilities (Fair Value Assets Transfers between Level 1 and Level 2) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 40,435
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	30,599	22,224
Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	30,789
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	30,599	11,156
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	14,773
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	30,599	4
US Treasury and Government [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	11,152
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	12,794
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	3,222
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	9,646
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	$ 0	$ 11,068